31. OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
OtherIncomeByFunctionLineItems [Line Items]
Other income	$ 7,631,410		$ 8,661,903	$ 1,683,792
Sale of property, plant and equipment
OtherIncomeByFunctionLineItems [Line Items]
Other income	2,376,128		5,816,356	838,114
Severance payments
OtherIncomeByFunctionLineItems [Line Items]
Other income	1,942,466		2,206,908	377,054
Sale of wood, cartons and other products
OtherIncomeByFunctionLineItems [Line Items]
Other income	263,240		228,236	86,929
Office rental
OtherIncomeByFunctionLineItems [Line Items]
Other income	119,278		89,964	54,680
Income tax refund
OtherIncomeByFunctionLineItems [Line Items]
Other income	87,556		45,506	233,476
Charge regularization
OtherIncomeByFunctionLineItems [Line Items]
Other income	227,424		92,009	64,318
Gain obtained for business combination
OtherIncomeByFunctionLineItems [Line Items]
Other income	2,485,008	[1]	0	0
Other Income
OtherIncomeByFunctionLineItems [Line Items]
Other income	$ 130,310		$ 182,924	$ 29,222

[1]	See note 12 Goodwill.